TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus

Effective August 15, 2022, the table entitled “Transamerica Funds Underlying Funds:” in the “List and Description of Underlying Portfolios” section of the prospectus is deleted in its entirety and replaced with the following:

Transamerica Funds Underlying Funds:

Fund Name	Transamerica 60/40 Asset Allocation VP	Transamerica Goldman Sachs 70/30 Allocation VP	Transamerica BlackRock Tactical Allocation VP	Transamerica JPMorgan Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate VP	Transamerica JPMorgan International Moderate Growth VP

Transamerica Bond		X	X	X	X	X	X	X

Transamerica Capital Growth			X	X	X	X	X	X

Transamerica Core Bond	X		X	X	X	X	X	X

Transamerica Emerging Markets Debt		X	X	X	X	X	X	X

Transamerica Emerging Markets Opportunities		X	X	X	X	X	X	X

Transamerica Energy Infrastructure (formerly, Transamerica MLP & Energy Income)		X	X	X	X	X	X	X

Transamerica Floating Rate		X	X	X	X	X	X	X

Transamerica Government Money Market		X	X	X	X	X	X	X

Transamerica High Yield Bond		X	X	X	X	X	X	X

Transamerica High Yield ESG		X	X	X	X	X	X	X

Transamerica High Yield Muni			X	X	X	X	X	X

Transamerica Inflation Opportunities		X	X	X	X	X	X	X

Transamerica Intermediate Bond	X	X	X	X	X	X	X	X

Transamerica Intermediate Muni			X	X	X	X	X	X

Transamerica International Equity		X	X	X	X	X	X	X

Transamerica International Focus (formerly, Transamerica International Growth)		X	X	X	X	X	X	X

Transamerica International Small Cap Value		X	X	X	X	X	X	X

Transamerica International Stock		X	X	X	X	X	X	X

Transamerica Large Cap Value		X	X	X	X	X	X	X

Transamerica Mid Cap Growth		X	X	X	X	X	X	X

Transamerica Mid Cap Value		X	X	X	X	X	X	X

Transamerica Mid Cap Value Opportunities		X	X	X	X	X	X	X

Transamerica Multi-Asset Income			X	X	X	X	X	X

Transamerica Multi-Managed Balanced			X	X	X	X	X	X

Transamerica Short-Term Bond	X	X	X	X	X	X	X	X

Transamerica Small Cap Growth		X	X	X	X	X	X	X

Transamerica Small Cap Value		X	X	X	X	X	X	X

Transamerica Small/Mid Cap Value		X	X	X	X	X	X	X

Transamerica Sustainable Bond		X	X	X	X	X	X	X

Transamerica Sustainable Equity Income		X	X	X	X	X	X	X

Transamerica Total Return		X	X	X	X	X	X	X

Transamerica Unconstrained Bond		X	X	X	X	X	X	X

Transamerica US Growth		X	X	X	X	X	X	X

* * *

Investors Should Retain this Supplement for Future Reference

August 17, 2022